Notes Payable - Notes Payable Related Parties (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
JCH Crenshaw Holdings LLC [Member]
Debt Instrument [Line Items]
Note payable amount	$ 9.3
Stated interest rate	8.00%
Maturity date	2021-03
Casey and Stacey Crenshaw [member]
Debt Instrument [Line Items]
Note payable amount	$ 5.8
Stated interest rate	8.00%
Maturity date	2021-03
Crenshaw Family Holdings LP [member]
Debt Instrument [Line Items]
Note payable amount	$ 12.0
Stated interest rate	8.00%
Maturity date	2021-03
The Modern Group Ltd [member]
Debt Instrument [Line Items]
Note payable amount	$ 14.4
Stated interest rate	8.00%
Maturity date	2021-03